12. Income Taxes (Details Narrative) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 3,646,000	$ 2,891,000
Corporate Tax Rate	21.00%